Financial Risk Management - Disclosure of Detailed Information about Currency Derivatives (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	kr 267
Liability	592
Fair value hedges [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset		kr 44
Currency Derivatives [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset		1,125
Liability		689
Currency Derivatives [member] | Maturity within 3 months [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	226	130
Liability	207	542
Currency Derivatives [member] | Maturity between 3 and 12 months [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	38	215
Liability	46	147
Currency Derivatives [member] | Maturity between 1 and 3 years [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset		25
Liability	145
Currency Derivatives [member] | Maturity between 3 and 5 years [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	3	754
Liability	194
Interest rate derivatives [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	136	168
Liability	295	237
Interest rate derivatives [member] | Maturity within 3 months [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	16	10
Liability	32	35
Interest rate derivatives [member] | Maturity between 3 and 12 months [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	8	1
Liability	15
Interest rate derivatives [member] | Maturity between 1 and 3 years [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	10	34
Liability	3	105
Interest rate derivatives [member] | Maturity between 3 and 5 years [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	44	83
Liability	222	54
Interest rate derivatives [member] | 2024 and later [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	58	39
Liability	kr 23	kr 43